Annual Total Returns [BarChart] - Prospectus-Investor Class - Payden Absolute Return Bond Fund - Investor Class	Feb. 28, 2021
Bar Chart Table:
Annual Return 2015	0.93%
Annual Return 2016	3.81%
Annual Return 2017	3.40%
Annual Return 2018	0.95%
Annual Return 2019	5.52%
Annual Return 2020	2.81%